Capital Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity And Permanent Equity [Line Items]
Common stock, shares authorized			333,000,000	333,000,000
Common stock, par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares, issued			128,434,407	128,434,407
Common stock, shares, outstanding			128,434,407	128,434,407
Common stock, shares authorized	535,000,000		535,000,000
Common stock, shares, issued	249,724,461		249,724,461	121,414,834
Common stock, shares, outstanding	249,724,461		249,724,461	121,414,834
Common stock shares voting rights	one vote per share		one vote per share	one vote per share
Temporary equity, shares authorized	214,425,920		140,425,920	140,425,920
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, dividends per share, declared	$ 0		$ 0	$ 0
Proceeds from issuance of common stock	$ 2,246	$ 557	$ 2,662	$ 318
Condition For Conversion Of Redeemable Preferred Stock Into Common Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Proceeds from issuance of common stock	100,000		100,000
Maximum [Member]
Temporary Equity And Permanent Equity [Line Items]
Long-term debt	$ 250,000		$ 250,000
Seed One Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares authorized	20,177,530		20,177,530	20,177,530
Temporary equity, shares issued	20,177,530		20,177,530	20,177,530
Temporary equity, shares outstanding	20,177,530		20,177,530	20,177,530
Temporary equity annual dividend per share	$ 0.014		$ 0.014
Temporary equity liquidation preference per share	$ 0.175		$ 0.175
Seed Two Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares authorized	9,653,930		9,653,930	9,653,930
Temporary equity, shares issued	9,653,930		9,653,930	9,653,930
Temporary equity, shares outstanding	9,653,930		9,653,930	9,653,930
Temporary equity annual dividend per share	$ 0.026		$ 0.026
Temporary equity liquidation preference per share	$ 0.322		$ 0.322
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares authorized	29,948,750		29,948,750	29,948,750
Temporary equity, shares issued	29,948,750		29,948,750	29,948,750
Temporary equity, shares outstanding	29,948,750		29,948,750	29,948,750
Temporary equity annual dividend per share	$ 0.222		$ 0.222
Temporary equity liquidation preference per share	$ 2.776		$ 2.776
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares authorized	78,065,640		78,065,640	78,065,640
Temporary equity, shares issued	71,389,540		71,389,540	71,389,540
Temporary equity, shares outstanding	71,389,540		71,389,540	71,389,540
Temporary equity annual dividend per share	$ 0.739		$ 0.739
Temporary equity liquidation preference per share	$ 9.240		$ 9.240
Series B-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares authorized	2,580,070		2,580,070	2,580,070
Temporary equity, shares issued	2,557,518		2,557,518	2,557,518
Temporary equity, shares outstanding	2,557,518		2,557,518	2,557,518
Temporary equity annual dividend per share	$ 0.739		$ 0.739
Temporary equity liquidation preference per share	$ 9.240		$ 9.240
Series U-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares authorized	53,000,000		53,000,000
Temporary equity, shares issued	50,873,075		50,873,075
Temporary equity, shares outstanding	50,873,075		50,873,075
Temporary equity annual dividend per share	$ 1.5730
Temporary equity liquidation preference per share	$ 19.657
Percentage of votes in terms of voting for approval of amount payable in case of temporary equity being converted into permanent equity on liquidation	75.00%
Series U-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary equity, shares authorized	21,000,000		21,000,000
Temporary equity, shares issued	20,349,230		20,349,230
Temporary equity, shares outstanding	20,349,230		20,349,230
Temporary equity annual dividend per share	$ 1.5730
Temporary equity liquidation preference per share	$ 19.657